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                                   SSgA FUNDS

                       SUPPLEMENT DATED NOVEMBER 17, 2000

                         SSgA ACTIVE INTERNATIONAL FUND
                       PROSPECTUS DATED DECEMBER 17, 1999
                   (AS SUPPLEMENTED THROUGH NOVEMBER 8, 2000)

Effective with the annual update of the SSgA Funds' registration statement, expected to take place on or around December 19, 2000, the name of the SSgA Active International Fund will be changed to the SSgA International Stock Selection Fund.